UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: August 31, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. The remaining series of the Registrant have a fiscal year end other than November 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Global Bond Fund

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.4%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$520,000	$ 493,844
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027		$1,326,000	$ 1,270,829
Asset-Backed & Securitized – 5.9%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	$ 3,299,295
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.847% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)		2,500,000	2,494,733
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.213% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		826,531	828,967
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.063% (LIBOR-1mo. + 1%), 6/15/2028 (z)		769,982	772,680
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,057,406
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,473,410
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,262,062
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		1,724,000	1,712,404
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.986% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		2,503,042	2,501,988
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)		3,503,000	3,491,425
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)		2,560,000	2,559,887
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,111,472
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.184%, 6/15/2049		411,104	417,741
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.239% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)		3,474,000	3,466,972
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	682,765
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.735% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		3,084,000	3,045,546
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,501,818
			$ 37,680,571
Automotive – 1.7%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,800,000	$ 2,110,452
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,108,779
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	893,964
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	745,269
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	400,138
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,100,000	1,375,520
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,046,946
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	910,000	1,041,796
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,269,216
			$ 10,992,080
Banks & Diversified Financials (Covered Bonds) – 0.3%
BPER Banca, 5.125% to 5/31/2022 FLR (EUR Swap Rate-5yr. + 4.91%) to 5/31/2027	EUR	1,000,000	$ 1,143,339
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate-5yr. + 2.35%) to 7/14/2028		900,000	1,059,900
			$ 2,203,239
Broadcasting – 0.3%
SES S.A., 4.625% to 1/02/2022, FLR (EUR Swap Rate-5yr. + 4.664%) to 1/02/2027, (EUR Swap Rate-5yr. + 4.914%) to 1/02/2042, (EUR Swap Rate-5yr. + 5.664%) to 12/29/2049	EUR	730,000	$ 876,966
WPP Finance, 3.75%, 9/19/2024		$583,000	563,184
WPP Finance, 1.375%, 3/20/2025	EUR	550,000	637,717
			$ 2,077,867
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$645,000	$ 627,524
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate-5yr. + 1.659%) to 4/11/2048	EUR	600,000	695,719
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	599,410
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,000,713
			$ 2,923,366

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 1.0%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$ 738,564
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	811,793
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	415,440
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	585,018
Masco Corp., 4.45%, 4/01/2025		355,000	360,735
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,582,683
Owens Corning, 4.4%, 1/30/2048		624,000	525,601
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,194,000	1,110,778
			$ 6,130,612
Business Services – 0.6%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$ 1,257,018
Equinix, Inc., 5.75%, 1/01/2025		894,000	920,820
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		435,000	435,990
Fidelity National Information Services, Inc., 5%, 10/15/2025		126,000	133,553
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,012,198
			$ 3,759,579
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$ 755,735
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	497,888
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	607,905
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	834,908
Sky PLC, 2.5%, 9/15/2026	EUR	1,050,000	1,315,259
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	300,633
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,477,000	1,508,017
			$ 5,820,345
Chemicals – 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$ 991,774
Computer Software – 0.6%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$ 1,900,902
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	900,000	1,044,721
VeriSign, Inc., 4.75%, 7/15/2027		$693,000	667,879
			$ 3,613,502
Computer Software - Systems – 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$ 2,489,152
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	459,579
Apple, Inc., 4.25%, 2/09/2047		$276,000	285,931
			$ 3,234,662
Conglomerates – 0.7%
Colfax Corp., 3.25%, 5/15/2025	EUR	500,000	$ 592,620
General Electric Co., 4.5%, 3/11/2044		$660,000	640,223
Roper Technologies, Inc., 4.2%, 9/15/2028		581,000	580,897
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	941,210
Thyssenkrupp AG, 1.375%, 3/03/2022		1,145,000	1,341,353
United Technologies Corp., 4.625%, 11/16/2048		$441,000	446,362
			$ 4,542,665
Consumer Products – 0.3%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	400,000	$ 459,880
JAB Holdings B.V., 2%, 5/18/2028		1,000,000	1,160,634
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	437,507
			$ 2,058,021

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.0%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,150,000	$ 1,360,317
IHS Markit Ltd., 4%, 3/01/2026 (n)		$320,000	307,037
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,716,540
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	445,139
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,097,445
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,184,665
			$ 6,111,143
Containers – 0.1%
Ball Corp., 5.25%, 7/01/2025		$455,000	$ 468,650
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$ 280,885
Electronics – 0.3%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	1,400,000	$ 1,661,799
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	570,715
			$ 2,232,514
Emerging Market Quasi-Sovereign – 1.5%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,600,000	$ 1,575,877
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,139,080
Pertamina PT, 6%, 5/03/2042 (n)		1,600,000	1,651,954
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,537,150
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,509,000	1,466,165
			$ 9,370,226
Emerging Market Sovereign – 3.4%
Dominican Republic, 8.625%, 4/20/2027		$1,328,000	$ 1,500,640
Government of India, 7.17%, 1/08/2028	INR	100,000,000	1,338,503
Government of Malaysia, 3.58%, 9/28/2018	MYR	7,400,000	1,801,023
Hellenic Republic, 3.375%, 2/15/2025	EUR	2,800,000	3,131,861
Republic of Argentina, 5.625%, 1/26/2022		$1,500,000	1,267,500
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,704,000
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	677,054
Republic of Indonesia, 2.15%, 7/18/2024 (z)		505,000	595,822
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,602,350
Republic of South Africa, 7%, 2/28/2031	ZAR	48,324,000	2,703,119
United Mexican States, 8%, 6/11/2020	MXN	78,000,000	4,088,322
United Mexican States, 4.6%, 2/10/2048		$1,396,000	1,305,260
			$ 21,715,454
Energy - Independent – 0.4%
Diamondback Energy, Inc., 5.375%, 5/31/2025		$1,257,000	$ 1,285,283
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,606,500
			$ 2,891,783
Energy - Integrated – 0.2%
Sasol Financing International PLC, 4.5%, 11/14/2022		$1,500,000	$ 1,451,040
Financial Institutions – 0.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$ 153,385
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,299,000	1,204,240
EXOR N.V., 1.75%, 1/18/2028	EUR	750,000	839,825
			$ 2,197,450

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$ 733,747
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	461,374
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,879,000	1,865,119
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		796,000	808,433
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	688,283
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,273,710
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	690,700
Kraft Heinz Foods Co., 5.2%, 7/15/2045		116,000	113,013
Kraft Heinz Foods Co., 4.375%, 6/01/2046		495,000	433,602
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,890,003
			$ 10,957,984
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		$1,130,000	$ 1,197,574
Industrial – 0.2%
KAEFER Isoliertechnik GmbH & Co., 5.5%, 1/10/2024 (n)	EUR	1,050,000	$ 1,263,980
Insurance – 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	680,000	$ 791,655
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR-3mo. + 3.95%) to 10/01/2046		900,000	1,119,457
Unum Group, 4%, 3/15/2024		$1,000,000	996,872
			$ 2,907,984
Insurance - Health – 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$ 1,000,983
Centene Corp., 5.375%, 6/01/2026 (n)		651,000	672,047
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,058,480
			$ 3,731,510
Insurance - Property & Casualty – 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$ 726,572
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	313,079
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	728,194
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	204,000	238,108
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		351,000	414,969
CNA Financial Corp., 5.875%, 8/15/2020		$1,000,000	1,048,346
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR-3mo. + 5.076%) to 11/24/2045	GBP	600,000	847,878
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$1,149,000	1,169,003
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	994,558
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	419,586
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate-10yr. + 4.003%) to 5/24/2041	GBP	450,000	632,659
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR-3mo. + 2.9%) to 6/29/2047	EUR	830,000	956,235
			$ 8,489,187
International Market Quasi-Sovereign – 0.6%
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		$1,500,000	$ 1,429,716
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,487,182
Islandsbanki, 1.125%, 1/19/2024		550,000	630,025
			$ 3,546,923
International Market Sovereign – 30.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	6,414,000	$ 5,064,343
Commonwealth of Australia, 5.5%, 4/21/2023		1,226,000	1,011,117
Commonwealth of Australia, 3.25%, 4/21/2025		6,538,000	4,958,447
Commonwealth of Australia, 2.75%, 11/21/2027		2,851,000	2,087,823
Commonwealth of Australia, 3.75%, 4/21/2037		5,880,000	4,767,021
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	9,000,000	11,569,838
Federal Republic of Germany, 2.5%, 7/04/2044		713,000	1,126,119

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	831,000	$ 1,328,289
Government of Canada, 1.5%, 6/01/2023	CAD	13,402,000	9,966,980
Government of Canada, 5.75%, 6/01/2033		5,464,000	6,012,159
Government of Canada, 4%, 6/01/2041		2,242,000	2,242,086
Government of Japan, 1.7%, 9/20/2032	JPY	519,150,000	5,548,751
Government of Japan, 1.5%, 3/20/2034		2,124,750,000	22,259,295
Government of Japan, 2.4%, 3/20/2037		1,294,400,000	15,421,196
Government of New Zealand, 4.5%, 4/15/2027	NZD	8,801,000	6,781,170
Kingdom of Belgium, 5.5%, 3/28/2028	EUR	357,000	603,687
Kingdom of Belgium, 4%, 3/28/2032		2,257,000	3,622,708
Kingdom of Spain, 5.4%, 1/31/2023		2,876,000	4,080,311
Kingdom of Spain, 2.75%, 10/31/2024		3,050,000	3,969,108
Kingdom of Spain, 5.15%, 10/31/2028		6,316,000	9,860,858
Kingdom of Spain, 4.7%, 7/30/2041		2,280,000	3,752,312
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,551,521
Republic of France, 4.75%, 4/25/2035	EUR	2,205,000	3,998,312
Republic of France, 4.5%, 4/25/2041		2,469,000	4,633,236
Republic of France, 4%, 4/25/2055		1,604,000	3,046,050
Republic of Ireland, 0.9%, 5/15/2028		2,853,000	3,324,469
Republic of Italy, 3.75%, 3/01/2021		4,568,000	5,531,758
Republic of Italy, 5.5%, 9/01/2022		6,490,000	8,376,963
Republic of Italy, 2.5%, 12/01/2024		2,371,000	2,685,784
Republic of Italy, 2.05%, 8/01/2027		487,000	514,014
Republic of Portugal, 4.95%, 10/25/2023		5,161,000	7,264,718
Republic of Portugal, 4.125%, 4/14/2027		9,502,000	13,102,651
Republic of South Africa, 6.5%, 2/28/2041	ZAR	24,606,000	1,177,471
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	314,000	512,069
United Kingdom Treasury, 4.25%, 6/07/2032		1,186,000	2,044,687
United Kingdom Treasury, 4.25%, 3/07/2036		1,757,000	3,159,733
United Kingdom Treasury, 3.25%, 1/22/2044		4,214,000	7,072,224
United Kingdom Treasury, 3.75%, 7/22/2052		1,691,000	3,334,308
United Kingdom Treasury, 4%, 1/22/2060		398,000	879,727
			$ 198,243,313
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$ 715,728
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	818,771
			$ 1,534,499
Major Banks – 4.4%
Bank of America Corp., 2.625%, 4/19/2021		$2,537,000	$ 2,497,347
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	2,974,113
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR (LIBOR-3mo. + 1.069%) to 2/07/2028		1,341,000	1,310,951
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,096,385
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	481,973
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	570,926
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate-1yr. + 0.75%) to 7/17/2025	EUR	800,000	916,606
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$648,000	636,265
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,019,097
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	886,400
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,252,474
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR (LIBOR-3mo. + 1.38%) to 5/01/2028		1,095,000	1,051,223
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR (LIBOR-3mo. + 1.58%) to 2/22/2048		1,157,000	1,116,346
Morgan Stanley, 2.2%, 12/07/2018		709,000	708,533
Morgan Stanley, 2.5%, 4/21/2021		749,000	733,820
Morgan Stanley, 5.5%, 7/28/2021		484,000	512,024
Morgan Stanley, 2.625%, 3/09/2027	GBP	500,000	638,990
Morgan Stanley, 3.95%, 4/23/2027		$1,850,000	1,783,566
PNC Bank N.A., 2.6%, 7/21/2020		2,435,000	2,415,138

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,743,000	$ 1,695,704
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	1,182,093
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR-3mo. + 0.954%) to 8/15/2023 (n)		$1,000,000	965,820
			$ 28,445,794
Medical & Health Technology & Services – 1.7%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,100,000	$ 1,294,553
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	455,087
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	255,583
HCA, Inc., 5.25%, 6/15/2026		788,000	811,640
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,012,420
Life Technologies Corp., 6%, 3/01/2020		1,780,000	1,849,458
Northwell Healthcare, Inc., 3.979%, 11/01/2046		153,000	140,371
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,031,000	994,110
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	950,000	1,078,232
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		$1,323,000	1,287,620
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,691,008
			$ 10,870,082
Medical Equipment – 0.2%
Abbott Laboratories, 4.9%, 11/30/2046		$1,021,000	$ 1,112,230
Teleflex, Inc., 4.625%, 11/15/2027		110,000	104,775
			$ 1,217,005
Metals & Mining – 0.3%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$ 608,924
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,175,069
Kinross Gold Corp., 5.95%, 3/15/2024		$216,000	221,940
			$ 2,005,933
Midstream – 0.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$ 815,063
Enbridge, Inc., 5.5%, 12/01/2046		593,000	666,605
MPLX LP, 4.5%, 4/15/2038		644,000	599,886
ONEOK, Inc., 4.95%, 7/13/2047		1,794,000	1,794,983
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,286,427
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	772,987
			$ 5,935,951
Mortgage-Backed – 8.3%
Fannie Mae, 4.26%, 12/01/2019		$172,480	$ 175,236
Fannie Mae, 2.409%, 4/25/2020		3,774,282	3,772,429
Fannie Mae, 3.99%, 7/01/2021		442,754	452,858
Fannie Mae, 2.77%, 3/01/2022		350,271	346,410
Fannie Mae, 5%, 8/01/2040		833,714	897,447
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		7,188,815	7,372,387
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		8,930,949	9,343,684
Fannie Mae, 3.5%, 9/01/2045		1,945,269	1,939,031
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,557,882
Freddie Mac, 3.32%, 2/25/2023		12,000	12,135
Freddie Mac, 3.064%, 8/25/2024		3,205,350	3,195,140
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,298,621
Freddie Mac, 0.324%, 9/25/2026 (i)		62,189,000	1,062,468
Freddie Mac, 3.243%, 4/25/2027		2,733,000	2,711,804
Freddie Mac, 3.117%, 6/25/2027		1,161,873	1,141,728
Freddie Mac, 3.194%, 7/25/2027		3,016,000	2,977,759
Freddie Mac, 3.244%, 8/25/2027		3,358,000	3,325,222
Freddie Mac, 3.187%, 9/25/2027		1,378,000	1,358,148
Freddie Mac, 3.35%, 1/25/2028		2,272,000	2,260,110

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.427%, 2/25/2028 (i)		$46,151,000	$ 1,261,025
Freddie Mac, 0.249%, 4/25/2028 (i)		46,683,000	602,570
Freddie Mac, 0.251%, 5/25/2028 (i)		47,225,000	638,954
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,046,848	2,148,905
Freddie Mac, 5%, 7/01/2041		1,396,280	1,500,079
Freddie Mac, 4%, 4/01/2044		104,862	107,087
			$ 53,459,119
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$ 92,844
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,069,365
			$ 1,162,209
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$ 786,067
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,580,000
			$ 2,366,067
Network & Telecom – 0.9%
AT&T, Inc., 4.25%, 6/01/2043	GBP	450,000	$ 612,217
AT&T, Inc., 4.75%, 5/15/2046		$651,000	588,625
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	750,000	954,439
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	932,385
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,540,005
Telecom Italia S.p.A./Milano, 3%, 9/30/2025	EUR	950,000	1,114,101
			$ 5,741,772
Oil Services – 0.2%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,230,000	$ 1,194,979
Oils – 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$ 1,065,136
Phillips 66, 4.875%, 11/15/2044		$1,179,000	1,221,661
			$ 2,286,797
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 1.5%, 3/29/2023	EUR	950,000	$ 1,101,355
Belfius Bank S.A., 3.125%, 5/11/2026		600,000	736,001
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	888,886
Citizens Bank N.A., 2.55%, 5/13/2021		$569,000	555,495
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,032,700
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		350,000	489,492
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,400,000	1,519,087
			$ 6,323,016
Pharmaceuticals – 0.7%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$ 2,467,985
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (z)		1,175,000	1,183,136
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	526,240
			$ 4,177,361
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$951,000	$ 955,862
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR (EUR Swap Rate-5yr. + 3.888%) to 2/18/2027, (EUR Swap Rate-5yr. + 4.138%) to 2/18/2042, (EUR Swap Rate-5yr. + 4.888%) to 12/31/2049	EUR	900,000	$ 1,075,702

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	$ 1,213,448
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		550,000	622,356
			$ 1,835,804
Retailers – 0.7%
Best Buy Co., Inc., 5.5%, 3/15/2021		$2,182,000	$ 2,294,449
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,328,499
			$ 4,622,948
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021		$816,000	$ 844,217
Specialty Stores – 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	800,000	$ 749,844
Supermarkets – 0.5%
Casino Guichard Perrachon S.A., 4.498%, 3/07/2024	EUR	900,000	$ 918,155
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FLR (EUR Swap Rate-1yr. + 3.819%) to 1/31/39, (EUR Swap Rate-1yr. + 6.569%) to 1/31/2166		300,000	219,382
Esselunga S.p.A., 1.875%, 10/25/2027		600,000	696,178
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	636,183
Tesco PLC, 6.15%, 11/15/2037 (n)		$917,000	977,572
			$ 3,447,470
Supranational – 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$ 450,787
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	462,705
International Finance Corp., 3.25%, 7/22/2019		855,000	620,353
			$ 1,533,845
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$ 1,575,515
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	480,000	564,514
Crown Castle International Corp., 5.25%, 1/15/2023		$1,400,000	1,472,996
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	486,818
Vodafone Group PLC, 4.125%, 5/30/2025		473,000	472,316
			$ 4,572,159
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$ 627,471
Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	600,000	$ 697,225
Reynolds American, Inc., 4%, 6/12/2022		$391,000	395,904
Reynolds American, Inc., 4.45%, 6/12/2025		1,491,000	1,512,296
			$ 2,605,425
Transportation - Services – 0.8%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	525,000	$ 726,761
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	600,000	698,170
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028		700,000	765,897
Delhi International Airport, 6.125%, 10/31/2026 (n)		$750,000	755,625
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	600,000	693,658
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	441,132
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	811,174
			$ 4,892,417
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$654,883	$ 628,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 11.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$5,984,000	$ 7,293,701
U.S. Treasury Bonds, 3.5%, 2/15/2039		1,325,000	1,438,143
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	2,887,447
U.S. Treasury Bonds, 3.625%, 2/15/2044		10,128,000	11,241,684
U.S. Treasury Bonds, 2.875%, 11/15/2046		2,644,000	2,576,764
U.S. Treasury Bonds, 3%, 5/15/2047		5,827,000	5,816,530
U.S. Treasury Notes, 2%, 1/31/2020 (f)		2,548,000	2,528,392
U.S. Treasury Notes, 1.375%, 4/30/2020		11,353,000	11,127,714
U.S. Treasury Notes, 2.75%, 5/31/2023		2,085,600	2,086,985
U.S. Treasury Notes, 2.375%, 8/15/2024		2,269,200	2,218,232
U.S. Treasury Notes, 2.875%, 5/31/2025		4,991,000	5,012,641
U.S. Treasury Notes, 2.75%, 2/15/2028		19,016,000	18,845,896
			$ 73,074,129
Utilities - Electric Power – 1.9%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$ 993,033
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,130,390
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	313,156
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	349,033
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		268,000	257,082
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate-5yr. + 5.880%) to 9/24/2043, (Swap Rate-5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,090,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate-5yr. + 4.089%) to 9/15/26, (GBP Swap Rate-5yr. + 4.339%) to 9/15/2041, (GBP Swap Rate-5yr. + 5.089%) to 9/15/2076	GBP	390,000	549,225
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,923,360
Exelon Corp., 3.497%, 6/01/2022		506,000	500,024
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	924,344
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,252,000	1,218,232
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	683,050
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	787,892
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,608,879
			$ 12,327,700
Total Bonds			$605,364,605
Floating Rate Loans (g)(r) – 0.2%
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.83%, 6/24/2021		$1,141,299	$ 1,145,171
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 2.03% (v)		29,794,266	$ 29,794,266

Other Assets, Less Liabilities – 0.7%			4,760,035
Net Assets – 100.0%			$641,064,077
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,794,266 and $606,509,776, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,039,562, representing 8.4% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.063% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$769,982	$772,680
Coty, Inc., 4%, 4/15/2023	3/28/18	492,040	459,880
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	1,724,000	1,712,404
Elanco Animal Health, Inc., 4.9%, 8/28/2028	8/14/18	1,183,739	1,183,136
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	2,560,000	2,559,887
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025	10/18/17	1,136,850	1,078,232
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	578,003	595,822
Total Restricted Securities			$8,362,041
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
Derivative Contracts at 8/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,257,000	USD	960,471	JPMorgan Chase Bank N.A.	10/17/2018	$3,544
CHF	4,025,000	USD	4,082,292	JPMorgan Chase Bank N.A.	10/17/2018	85,750
IDR	22,960,080,000	USD	1,511,825	Goldman Sachs International	11/05/2018	33,825

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
ILS	3,267,000	USD	900,591	Barclays Bank PLC	10/17/2018	$8,329
JPY	1,418,738,485	USD	12,771,406	JPMorgan Chase Bank N.A.	10/17/2018	35,878
KRW	8,494,812,000	USD	7,474,538	JPMorgan Chase Bank N.A.	9/17/2018	158,493
THB	64,882,000	USD	1,958,879	JPMorgan Chase Bank N.A.	9/13/2018	21,878
USD	15,251,960	AUD	20,533,064	JPMorgan Chase Bank N.A.	10/17/2018	490,310
USD	1,212,273	CAD	1,580,437	Deutsche Bank AG	10/17/2018	208
USD	646,587	CZK	14,293,000	Citibank N.A.	9/05/2018	3,116
USD	6,573,607	EUR	5,626,098	Deutsche Bank AG	10/17/2018	22,056
USD	3,947,145	GBP	3,023,000	JPMorgan Chase Bank N.A.	10/17/2018	21,020
USD	64,963	GBP	49,263	Merrill Lynch International	10/17/2018	983
USD	639,312	GBP	489,095	Royal Bank of Scotland Group PLC	10/17/2018	4,100
USD	1,580,317	IDR	23,048,923,000	JPMorgan Chase Bank N.A.	9/07/2018	15,987
USD	816,936	JPY	90,000,000	Royal Bank of Scotland Group PLC	10/17/2018	4,485
USD	1,564,326	NZD	2,353,000	Citibank N.A.	10/17/2018	7,553
USD	9,416,151	NZD	13,849,828	Goldman Sachs International	10/17/2018	252,940
USD	1,613,513	NZD	2,428,000	JPMorgan Chase Bank N.A.	10/17/2018	7,120
USD	4,324,693	ZAR	58,253,611	Barclays Bank PLC	10/17/2018	383,729
						$1,561,304
Liability Derivatives
AUD	687,000	USD	509,303	Royal Bank of Scotland Group PLC	10/17/2018	$(15,405)
CAD	5,413,553	USD	4,196,250	Brown Brothers Harriman	10/17/2018	(44,504)
CAD	3,113,000	USD	2,401,915	Goldman Sachs International	10/17/2018	(14,502)
CAD	1,488,000	USD	1,148,306	JPMorgan Chase Bank N.A.	10/17/2018	(7,134)
CAD	4,135,000	USD	3,191,769	Royal Bank of Scotland Group PLC	10/17/2018	(20,566)
CZK	14,293,000	USD	647,659	Citibank N.A.	10/22/2018	(3,175)
CZK	14,293,000	USD	704,990	Deutsche Bank AG	9/05/2018	(61,519)
DKK	12,230,512	USD	1,928,981	JPMorgan Chase Bank N.A.	10/17/2018	(18,029)
EUR	2,957,984	USD	3,476,360	Deutsche Bank AG	10/17/2018	(31,808)
EUR	12,276,085	USD	14,301,356	Goldman Sachs International	10/17/2018	(5,942)
EUR	13,842,066	USD	16,196,760	JPMorgan Chase Bank N.A.	10/17/2018	(77,770)
EUR	1,618,000	USD	1,896,013	UBS AG	10/17/2018	(11,863)
IDR	46,009,003,000	USD	3,277,928	Barclays Bank PLC	9/07/2018	(155,297)
JPY	84,918,000	USD	768,933	Deutsche Bank AG	10/17/2018	(2,359)
JPY	140,000,000	USD	1,270,542	Goldman Sachs International	10/17/2018	(6,729)
JPY	6,203,743,653	USD	56,073,716	JPMorgan Chase Bank N.A.	10/17/2018	(71,071)
KRW	715,974,000	USD	648,439	JPMorgan Chase Bank N.A.	9/17/2018	(5,099)
MXN	36,253,402	USD	1,909,642	JPMorgan Chase Bank N.A.	10/17/2018	(24,778)
NOK	8,392,546	USD	1,029,868	JPMorgan Chase Bank N.A.	10/17/2018	(27,419)
PLN	5,021,000	USD	1,364,697	Citibank N.A.	10/17/2018	(9,028)
RUB	40,717,000	USD	641,795	JPMorgan Chase Bank N.A.	9/10/2018	(38,858)
SEK	7,654,926	USD	872,580	Deutsche Bank AG	10/17/2018	(32,732)
SGD	1,705,000	USD	1,252,344	Royal Bank of Scotland Group PLC	10/17/2018	(9,334)
USD	4,141,488	CAD	5,445,223	Citibank N.A.	10/17/2018	(34,547)
USD	2,330,738	CAD	3,041,000	Deutsche Bank AG	10/17/2018	(1,457)
USD	862,372	CAD	1,125,000	JPMorgan Chase Bank N.A.	10/17/2018	(410)
USD	11,203,523	CAD	14,719,748	Merrill Lynch International	10/17/2018	(85,304)
USD	711,584	EUR	616,699	Citibank N.A.	10/17/2018	(6,557)
USD	4,915,069	EUR	4,258,245	Deutsche Bank AG	10/17/2018	(43,628)
USD	2,794,421	EUR	2,427,000	JPMorgan Chase Bank N.A.	10/17/2018	(31,803)
USD	3,218,123	GBP	2,487,000	JPMorgan Chase Bank N.A.	10/17/2018	(11,870)
USD	1,608,668	GBP	1,248,623	Royal Bank of Scotland Group PLC	10/17/2018	(12,982)
USD	744,758	GBP	575,617	UBS AG	10/17/2018	(2,826)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,545,925	IDR	22,960,080,000	Goldman Sachs International	9/07/2018	$ (12,375)
						$ (938,680)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Government Bond 10 yr	Long	CAD	35	$3,615,057	December – 2018	$13,839
German Euro-Buxl 30 yr	Long	EUR	8	1,660,337	September – 2018	20,039
U.S Treasury Note 2 yr	Long	USD	325	68,691,797	December – 2018	34,708
U.S. Treasury Bond Ultra	Long	USD	12	1,911,750	December – 2018	5,069
						$ 73,655
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	46	$7,061,423	September – 2018	$(11,320)
German Euro-Bund 10 yr	Short	EUR	57	10,802,392	September – 2018	(104,829)
U.S. Treasury Note 10 yr	Short	USD	197	23,692,328	December – 2018	(48,426)
U.S. Treasury Note 5 yr	Short	USD	160	18,143,750	December – 2018	(26,586)
U.S. Treasury Note Ultra 10 yr	Short	USD	246	31,499,531	December – 2018	(83,258)
						$(274,419)
At August 31, 2018, the fund had liquid securities with an aggregate value of $836,478 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2018, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$73,702,601	$—	$73,702,601
Non-U.S. Sovereign Debt	—	234,409,760	—	234,409,760
Municipal Bonds	—	1,162,209	—	1,162,209
U.S. Corporate Bonds	—	124,738,646	—	124,738,646
Residential Mortgage-Backed Securities	—	53,459,119	—	53,459,119
Commercial Mortgage-Backed Securities	—	13,506,673	—	13,506,673
Asset-Backed Securities (including CDOs)	—	24,173,898	—	24,173,898
Foreign Bonds	—	80,211,699	—	80,211,699
Floating Rate Loans	—	1,145,171	—	1,145,171
Mutual Funds	29,794,266	—	—	29,794,266
Total	$29,794,266	$606,509,776	$—	$636,304,042
Other Financial Instruments
Futures Contracts - Assets	$73,655	$—	$—	$73,655
Futures Contracts - Liabilities	(274,419)	—	—	(274,419)
Forward Foreign Currency Exchange Contracts - Assets	—	1,561,304	—	1,561,304
Forward Foreign Currency Exchange Contracts - Liabilities	—	(938,680)	—	(938,680)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,041,671	228,676,289	(286,923,694)	29,794,266
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,088)	$5,808	$—	$345,472	$29,794,266

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2018, are as follows:
United States	52.3%
Japan	7.1%
United Kingdom	5.0%
Italy	4.4%
Canada	4.3%
Spain	3.9%
Australia	3.3%
Portugal	3.2%
France	2.9%
Other Countries	13.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.